Impact of Separation (Details) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current:
Federal										$ 45.1	$ 0.0	$ 0.0
Foreign										45.5	91.6	31.1
State										(2.3)	(0.1)	0.3
Total current tax expense										88.3	91.5	31.4
Deferred:
Federal										(56.8)	42.6	18.4
Foreign										(5.6)	(16.6)	(26.8)
State										1.7	(6.3)	2.5
2017 Tax Act										0.0	(33.1)	0.0
Total deferred tax benefit	$ 16.3				$ (2.4)					(60.7)	(13.4)	(5.9)
Income taxes	$ 13.3	$ (18.6)	$ 18.6	$ 22.8	$ 4.8	$ 6.1	$ 11.6	$ 15.0	$ 45.4	$ 27.6	$ 78.1	$ 25.5